INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Revenues	$ 49,202	$ 33,062	$ 23,478
Restricted deposit	164	150
Michigan Joint Operation [Member]
Disclosure of joint ventures [line items]
Revenues	49,779	24,665	20,675
Company share of Joint Venture net assets	745	240
Outstanding amount	1,715	194
Michigan Joint Operation [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	1,400	1,000	600
Michigan Joint Operation [Member] | Royalty Revenues [Member]
Disclosure of joint ventures [line items]
Revenues	1,900	1,000	800
NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Revenues	18,032	3,740	1,127
Restricted deposit	3,800	2,000	1,100
Company share of Joint Venture net assets	(1,025)	603
Outstanding amount	1,477	56
NeoPollard Interactive LLC [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	$ 4,400	$ 2,900	$ 1,200